Investments - Summary of Investments at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	$ 1,228	$ 5,912
420 Capital
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	68	68
Lighthouse
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	339	542
Two Roots Brewing Co.
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	93	0
Old Pal
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	592	592
IMC
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	$ 136	$ 4,710